Annual Total Returns	Sep. 30, 2022
Calvert International Responsible Index Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Calvert International Responsible Index Fund | Class A
Bar Chart Table:
2016	0.11%
2017	24.89%
2018	(13.96%)
2019	24.10%
2020	15.03%
2021	12.27%
2022	(19.41%)
Calvert US Large-Cap Core Responsible Index Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Calvert US Large-Cap Core Responsible Index Fund | Class A
Bar Chart Table:
2013	34.30%
2014	13.75%
2015	0.76%
2016	10.34%
2017	20.74%
2018	(4.39%)
2019	32.43%
2020	25.81%
2021	25.31%
2022	(21.85%)
Calvert US Large-Cap Growth Responsible Index Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Calvert US Large-Cap Growth Responsible Index Fund | Class A
Bar Chart Table:
2016	4.03%
2017	26.99%
2018	35.02%
2019	35.02%
2020	38.28%
2021	25.79%
2022	(27.02%)
Calvert US Large-Cap Value Responsible Index Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Calvert US Large-Cap Value Responsible Index Fund | Class A
Bar Chart Table:
2016	16.78%
2017	14.71%
2018	(10.36%)
2019	29.06%
2020	8.76%
2021	24.04%
2022	(11.87%)
Calvert US Mid-Cap Core Responsible Index Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Calvert US Mid-Cap Core Responsible Index Fund | Class A
Bar Chart Table:
2016	14.72%
2017	18.71%
2018	(9.49%)
2019	30.69%
2020	23.68%
2021	20.92%
2022	(19.30%)